COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Purchase Commtiments	As of December 31, 2021, aggregate estimated future payments under such purchase commitments, based on December 2021 pricing and volumes, were as follows:

Amount
(U.S. Dollars in thousands)
2022	$957,535
2023	523,713
2024	344,671
2025	337,072
2026	241,072
Thereafter	497,853
Total	$2,901,916